Document And Entity Information	Dec. 08, 2023
Document Information Line Items
Entity Registrant Name	MITESCO, INC
Trading Symbol	N/A
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000802257
Document Period End Date	Dec. 08, 2023
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-53601
Entity Tax Identification Number	87-0496850
Entity Address, Address Line One	18202 Minnetonka Blvd., Suite 100
Entity Address, City or Town	Deephaven
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55391
City Area Code	(844)
Local Phone Number	383-8689
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	N/A
Security Exchange Name	NONE